Income Taxes (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Taxes (Textual)
Valuation allowance of deferred tax assets		$ (3,954,000)	$ 4,650,000
Federal and state net operating loss (NOL) carryforwards		$ 52,967,000	$ 45,470,000
Federal and state net operating loss carryforwards, expiring date		Jun. 30, 2027	Jun. 30, 2032
Federal tax credit carryforwards		$ 1,081,000
Tax credit carryforward, expiring date		Jun. 30, 2028
Federal tax rate		27.50%	34.00%
Deferred tax assets	$ 6,197,000
Maximum [Member]
Income Taxes (Textual)
Federal tax rate	34.00%
Minimum [Member]
Income Taxes (Textual)
Federal tax rate	21.00%